Deferred revenue (Schedule of detailed information about deferred revenue) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deferred Revenue [Abstract]
Current	$ 88,963	$ 102,782
Non-current	426,363	443,902
Deferred revenue	$ 515,326	$ 546,684	$ 563,756